Derivative Liability (Narrative) (Details) (USD $)	0 Months Ended
	Apr. 14, 2014	Mar. 07, 2014	Mar. 31, 2014
Derivative Liability [Abstract]
Common units issued, consisting of one share of common stock and one warrant to purchase one share of common stock, in connection with the first tranche of the 2014 Financing Transactions (in Shares)		2,898,030
Number of warrants included in each unit (in Shares)	1
Number of shares of common stock included in each unit (in Shares)	1
Down round provision, stock price floor applicable to future offering of units, below which down round protection is triggered for first tranche investors (in Dollars per Share)	$ 1.00
Derivative liability, carrying amount			$ 99,344	[1]

[1]	(Unaudited)